Cover	May 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2024
Entity File Number	001-41293
Entity Registrant Name	PowerUp Acquisition Corp.
Entity Central Index Key	0001847345
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	188 Grand Street Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(347)
Local Phone Number	313-8109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	PWUPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	PWUP
Security Exchange Name	NASDAQ
Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Title of 12(b) Security	Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Trading Symbol	PWUPW